Investment in Associate Company (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of associates [abstract]
Summary of Subsidiaries That Have Material Non-controlling Interests

Details of the associate:

			Proportion of Ownership and Voting Rights Held by the Company
Name	Principal Activity	Principal Place of Business	December 31, 2022	June 30, 2023
Jaguahr Therapeutics Pte. Ltd.	New drug research and development	Singapore	35%	35%

Summary of Financial Information Before Intragroup Eliminations

Summarized financial information of Jaguahr Therapeutics Pte. Ltd. is set out below. The summarized financial information below represents amounts in associate company financial statements prepared in accordance with IFRS.

	December 31,	June 30,
	2022	2023
Current assets	$54,906	$1,173
Current liabilities	(30,371)	(25,984)
Equity/(Capital deficiency)	$24,535	$(24,811)